Air Traffic Liability - Schedule of Air Traffic Liability (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Air traffic liability [abstract]
Advance ticket sales	R$ 1,099,978	R$ 886,987
TudoAzul program	572,474	400,447
Total	R$ 1,672,452	R$ 1,287,434